RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Related party transactions, revenue from the agreement with Neviah	$ 32	$ 212	$ 260